                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [ ]; Amendment Number:


This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                        Name:               Shaker Investments, L.L.C.
                        Address:            2000 Auburn Drive
                                            Suite 300
                                            Cleveland, Ohio 44122
                        13F File Number:    28-05322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:                   Edward P. Hemmelgarn
Title:                  President & CEO
Phone:                  216-292-2950
Signature,              Place,                     and Date of Signing:
 Edward P. Hemmelgarn   Cleveland, Ohio            November 23, 2005


--------------------------------------------------------------------------------
Report Type (Check only one.):
                                [X]   13F HOLDINGS REPORT.
                                [ ]   13F NOTICE.
                                [ ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                       0
Form 13F Information Table Entry Total:                  67
Form 13F Information Table Value Total:                  $535,858 (thousands)

List of Other Included Managers:


No. 13F File Number                                      Name



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

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Fair Isaac
Corporation                      303250104       32,238     719,603   SH               Sole                 719,603
Cerner
Corporation                      156782104       28,637     329,422   SH               Sole                 329,422
International
Rectifier                        460254105       25,407     563,605   SH               Sole                 563,605
Qiagen, N.V.                     N72482107       21,672   1,661,925   SH               Sole               1,661,925
Invitrogen Corp.                 46185R100       20,165     268,045   SH               Sole                 268,045
Royal Caribbean
Cruises                          V7780T103       19,673     455,382   SH               Sole                 455,382
Eclipsys Corp.                   278856109       19,015   1,065,871   SH               Sole               1,065,871
E Trade Group Inc                269246104       18,290   1,039,224   SH               Sole               1,039,224
Microchip
Technology                       595017104       17,687     587,222   SH               Sole                 587,222
Patterson-UTI
Energy Inc                       703481101       17,303     479,570   SH               Sole                 479,570
Symantec Corp                    871503108       17,021     751,136   SH               Sole                 751,136
Gevity HR Inc.                   374393106       16,687     612,576   SH               Sole                 612,576
Verisign Inc.                    92343E102       14,905     697,464   SH               Sole                 697,464
Global Santa Fe
Corp.                            G3930E101       14,879     326,161   SH               Sole                 326,161
Nordstrom, Inc.                  655664100       14,824     431,932   SH               Sole                 431,932
Integra Life
Sciences                         457985208       14,600     381,611   SH               Sole                 381,611
Flextronics
Int'l Ltd.                       Y2573F102       13,401   1,042,845   SH               Sole               1,042,845
Fiserv Inc.                      337738108       11,989     261,367   SH               Sole                 261,367
Portfolio Recovery
Associates                       73640Q105       11,748     272,075   SH               Sole                 272,075
Tessera
Technologies Inc                 88164L100       11,463     383,255   SH               Sole                 383,255
American
Healthways, Inc.                 02649V104       11,154     263,070   SH               Sole                 263,070
Salix
Pharmaceuticals
Ltd                              795435106       10,695     503,280   SH               Sole                 503,280
QLogic Corp                      747277101       10,533     307,990   SH               Sole                 307,990
Scottish Re Group
Limited                          G7885T104       10,344     433,890   SH               Sole                 433,890
Cognizant Tech
Solutions                        192446102        9,320     200,052   SH               Sole                 200,052


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Intersil Corp.-
CL A                             46069S109        9,050     415,528   SH               Sole                 415,528
Imax Corporation                 45245E109        8,897     853,046   SH               Sole                 853,046
Investors
Financial Service                461915100        8,705     264,595   SH               Sole                 264,595
Power Integrations               739276103        8,289     381,259   SH               Sole                 381,259
Meritage Corp                    59001A102        8,233     107,395   SH               Sole                 107,395
Altera Corp.                     021441100        7,861     411,330   SH               Sole                 411,330
D. R. Horton Inc.                23331A109        7,852     216,789   SH               Sole                 216,789
Ultralife
Batteries                        903899102        7,553     584,580   SH               Sole                 584,580
Pacific Sunwear                  694873100        7,128     332,450   SH               Sole                 332,450
Grant Prideco Inc.               38821G101        6,622     162,910   SH               Sole                 162,910
Remington Oil &
Gas Company                      759594302        6,233     150,190   SH               Sole                 150,190
Tibco Software
Inc.                             88632Q103        6,228     745,025   SH               Sole                 745,025
Red Robin Gourmet
Burgers                          75689M101        5,086     110,950   SH               Sole                 110,950
Nitromed Inc                     654798503        4,766     264,765   SH               Sole                 264,765
PMC-Sierra Inc.                  69344F106        4,535     514,760   SH               Sole                 514,760
Cisco Systems,
Inc.                             17275R102        2,319     129,426   SH               Sole                 129,426
Marvell Technology
Group Ltd.                       G5876H105        1,798      39,000   SH               Sole                  39,000
Abiomed Inc.                     003654100        1,771     175,885   SH               Sole                 175,885
Maxim Integrated
Products                         57772K101          878      20,590   SH               Sole                  20,590
Asset Acceptance
Capital Corp.                    04543P100          870      29,030   SH               Sole                  29,030
Joy Global
Capitial                         481165108          628      12,452   SH               Sole                  12,452
Harrahs
Entertainment                    413619107          555       8,520   SH               Sole                   8,520
Foundry Networks,
Inc.                             35063R100          537      42,310   SH               Sole                  42,310
BankAmerica Corp.                060505104          521      12,370   SH               Sole                  12,370
Anadarko Petroleum
Corp.                            032511107          479       5,000   SH               Sole                   5,000
Universal American
Financial Corp                   913377107          438      19,240   SH               Sole                  19,240
ElkCorp                          287456107          436      12,200   SH               Sole                  12,200


                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Petro-Canada                     71644E102          417      10,000   SH               Sole                  10,000
Mesa Air Group Inc               590479101          394      47,780   SH               Sole                  47,780
Huttig Building
Products Inc.                    448451104          344      37,960   SH               Sole                  37,960
Seagate Technology               g7945J104          317      20,000   SH               Sole                  20,000
St. Mary Land &
Exploration                      792228108          298       8,140   SH               Sole                   8,140
Carnival                         143658102          272       5,440   SH               Sole                   5,440
Matria Healthcare                576817209          250       6,635   SH               Sole                   6,635
Orleans
Homebuilders Inc                 686588104          250      10,135   SH               Sole                  10,135
Copart Inc.                      217204106          242      10,140   SH               Sole                  10,140
Rowan Cos. Inc.                  779382100          240       6,760   SH               Sole                   6,760
Ceradyne Inc.                    156710105          234       6,370   SH               Sole                   6,370
Central Pacific
Financial                        154760102          233       6,620   SH               Sole                   6,620
Benchmark
Electronic                       08160H101          200       6,645   SH               Sole                   6,645
WESTERN DIGITAL
CORP COM                         958102105          156      12,030   SH               Sole                  12,030
Credence Systems
Corp                             225302108           93      11,670   SH               Sole                  11,670

                                                535,858